8. Convertible Notes Payable (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable Details 1
2016		$ 2,497,114
2017	$ 3,960,335	2,921,052
2018	8,388,094	6,381,629
Total	$ 12,348,429	$ 11,799,795